Commitments - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Information about Guarantees [Line Items]
Leases contracted for		$ 33.4
Contractual capital commitments	$ 514.7	47.9
Salares Norte [Member]
Disclosure of Information about Guarantees [Line Items]
Contractual capital commitments	514.7
Payments for development project expenditure	454.0
South African Peruvian Ghanaian And Australian Operations [member]
Disclosure of Information about Guarantees [Line Items]
Environmental obligation guarantees amount	$ 191.8	$ 154.3